SUPPLEMENT DATED JANUARY 28, 2016

TO THE PROSPECTUS FOR PACIFIC FUNDS

CLASS P SHARES DATED AUGUST 1, 2015

This supplement revises the Pacific Funds Class P Shares prospectus dated August 1, 2015, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement apply to the PF Currency Strategies Fund (the “Fund”) and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

The fourth paragraph in the Principal Investment Strategies subsection is deleted and replaced with the following:

Each sub-adviser employs a different approach to managing global currency strategies. Each sub-adviser seeks to gain positive (or long) exposure to currencies that it believes are undervalued and negative (or short) exposure to currencies that it believes are overvalued, and will primarily use non-deliverable forward foreign currency contracts (“NDFs”) and currency options, each a type of derivative, to obtain these exposures, as well as hold foreign currencies in the Fund. NDFs may also be used to hedge against foreign currency fluctuations by offsetting or reducing exposure to a particular currency.

In addition, the first sentence of the eighth paragraph (which is labeled “UBS managed portion”) is deleted.

In addition, the following is added as the fourth sentence of the ninth paragraph (which is labeled “MCG managed portion”):

MCG may purchase currency options to hedge against changes in currency values for this part of the portfolio’s currency exposure.

Disclosure Changes to the Additional Information About Principal Investment Strategies and Risks section

The fourth paragraph in the Principal Investment Strategies subsection is deleted and replaced with the following:

Each sub-adviser employs a different approach to managing global currency strategies. Each sub-adviser seeks to gain positive (or long) exposure to currencies that it believes are undervalued and negative (or short) exposure to currencies that it believes are overvalued, and will primarily use non-deliverable forward foreign currency contracts (“NDFs”) and currency options, each a type of derivative, to obtain these exposures, as well as hold foreign currencies in the Fund. NDFs may also be used to hedge against foreign currency fluctuations by offsetting or reducing exposure to a particular currency.

In addition, the first sentence of the eighth paragraph (which is labeled “UBS managed portion”) is deleted.

In addition, the following is added as the fourth sentence of the ninth paragraph (which is labeled “MCG managed portion”):

MCG may purchase currency options to hedge against changes in currency values for this part of the portfolio’s currency exposure.